PIONEER
GLOBAL HIGH YIELD
FUND




ANNUAL REPORT 10/31/01

     PIONEER GLOBAL HIGH YIELD FUND
     SCHEDULE OF INVESTMENTS 10/31/01

      PRINCIPAL
       AMOUNT                                                               VALUE
                     CONVERTIBLE CORPORATE BONDS - 13.4 %
                     BASIC MATERIALS - 2.3 %
                     GOLD & PRECIOUS METALS MINING - 2.3 %
 $        40,000     Kinross Gold Corp., 5.5%, 12/5/06                     $ 14,113
                                                                           --------
                     TOTAL BASIC MATERIALS                                 $ 14,113
                                                                           --------
                     COMMUNICATION - 1.0 %
                     TELEPHONE - 1.0 %
          22,000     COLT Telcom Group, Plc, 2.0%, 8/6/05                  $  6,438
                                                                           --------
                     TOTAL COMMUNICATION                                   $  6,438
                                                                           --------
                     CONSUMER CYCLICALS - 3.3 %
                     AUTO PARTS & EQUIPMENT - 3.3 %
          25,000     MascoTech, Inc., 4.5%, 12/15/03                       $ 20,500
                                                                           --------
                     TOTAL CONSUMER CYCLICALS                              $ 20,500
                                                                           --------
                     ENERGY - 4.0 %
                     OIL & GAS (PRODUCTION/EXPLORATION) - 4.0 %
          25,000     Pogo Producing Co., 5.5%, 6/15/06                     $ 24,750
                                                                           --------
                     TOTAL ENERGY                                          $ 24,750
                                                                           --------
                     TECHNOLOGY - 2.8 %
                     COMMUNICATIONS EQUIPMENT - 2.8 %
          25,000     American Tower Corp., 5.0% , 2/15/10                  $ 17,250
                                                                           --------
                     TOTAL TECHNOLOGY                                      $ 17,250
                                                                           --------
                     TOTAL CONVERTIBLE CORPORATE BONDS                     $ 83,051
                                                                           ========
                     (Cost $87,370)

                     CORPORATE BONDS - 69.1 %
                     BASIC MATERIALS - 3.4 %
                     METALS MINING - 3.4 %
          30,000     Freeport-McMoran Copper & Gold, 7.5%, 11/15/06        $ 21,000
                                                                           --------
                     TOTAL BASIC MATERIALS                                 $ 21,000
                                                                           --------
                     CAPITAL GOODS - 3.9 %
                     MANUFACTURING (SPECIALIZED) - 3.9 %
          25,000     Grey Wolf Inc., 8.875%, 7/1/07                        $ 24,125
                                                                           --------
                     TOTAL CAPITAL GOODS                                   $ 24,125
                                                                           --------

   The accompanying notes are an integral part of these financial statements.




      PRINCIPAL
       AMOUNT                                                               VALUE
                     COMMUNICATION SERVICES - 10.2 %
                     CELLULAR/WIRELESS TELECOMMUNICATIONS - 7.0 %
   $      20,000     Crown Castle International Corp., 9.375%, 8/1/11      $ 17,400
          30,000     PTC International Finance II SA, 11.25%, 12/1/09        26,175
                                                                           --------
                                                                           $ 43,575
                                                                           --------
                     TELECOMMUNICATIONS (LONG DISTANCE) - 3.2 %
          25,000     SBA Communications Corp., 10.25%, 2/1/09              $ 20,000
                                                                           --------
                     TOTAL COMMUNICATION SERVICES                          $ 63,575
                                                                           --------
                     CONSUMER CYCLICALS - 9.5 %
                     BUILDING MATERIALS - 3.8 %
          25,000     NCI Building Systems, Inc., 9.25%, 5/1/09             $ 23,250
                                                                           --------
                     RETAIL (DEPARTMENT STORES) - 2.8 %
          20,000     J.C. Penney Co., Inc., 8.25%, 8/15/22                 $ 17,275
                                                                           --------
                     RETAIL (HOME SHOPPING) - 2.9 %
          25,000     Vicap SA, 11.375%, 5/15/07                            $ 18,250
                                                                           --------
                     TOTAL CONSUMER CYCLICALS                              $ 58,775
                                                                           --------
                     CONSUMER STAPLES - 16.4 %
                     BROADCASTING (CABLE/TELEVISION/RADIO) - 11.8 %
          30,000     Echostar DBS Communication Corp, 9.25%, 2/1/06         $ 30,300
          30,000     Globo Communication, 10.625%, 12/5/08 (144A)             18,900
          25,000     Grupo Televisa SA, 8.0%, 9/13/11 (144A)                  24,063
                                                                            --------
                                                                            $ 73,263
                     DISTRIBUTORS (FOOD & HEALTH) - 4.6 %
          20,000     Fisher Scientific International Inc., 9.0%, 2/1/08     $ 20,300
          10,000     Wesco Distribution Inc., 9.125%, 6/1/08                   8,400
                                                                            --------
                                                                            $ 28,700
                                                                            --------
                     TOTAL CONSUMER STAPLES                                 $101,963
                                                                            --------
                     ENERGY - 11.3 %
                     OIL & GAS (DRILLING & EQUIPMENT) - 7.0 %
          25,000     Grant Prideco Inc., 9.625%, 12/1/07                    $ 24,125
          20,000     Parker Drilling Co., 9.75%, 11/15/06                     19,300
                                                                            --------
                                                                            $ 43,425
                                                                            --------
                     OIL & GAS (PRODUCTION/EXPLORATION) - 4.3 %
          25,000     Eott Energy Partners L.P., 11.0%, 10/1/09              $ 26,625
                                                                            --------
                     TOTAL ENERGY                                           $ 70,050
                                                                            --------

   The accompanying notes are an integral part of these financial statements.



      PRINCIPAL
       AMOUNT                                                                 VALUE
                     FINANCIALS - 7.8 %
                     FINANCIAL (DIVERSIFIED) - 3.9 %
   $      25,000     Forest City Enterprises, 8.5%, 3/15/08                  $ 23,875
                                                                             --------
                     REAL ESTATE - 3.9 %
          25,000     BF Saul Real Estate Investment Trust, 9.75%, 4/1/08     $ 24,250
                                                                             --------
                     TOTAL FINANCIALS                                        $ 48,125
                                                                             --------
                     UTILITIES - 6.6 %
                     POWER PRODUCERS (INDEPENDENT) - 6.6 %
          25,000     AES China Generating Co., 10.125%, 12/15/06             $ 21,750
          30,000     Calpine Corp., 8.75%, 10/15/07                            18,901
                                                                             --------
                     TOTAL UTILITIES                                         $ 40,651
                                                                             --------
                     TOTAL CORPORATE BONDS                                   $428,264
                                                                             ========
                     (Cost $446,515)

                     FOREIGN GOVERNMENT BONDS - 17.5 %
          25,000     Republic of Argentina, 7.0%, 12/19/08                   $ 12,063
          20,000     Brazil Federal Republic, 14.5%, 10/15/09                  18,850
          50,000     Russia Federation, 5.0%, 3/31/30                          23,775
          20,000     Russian Federation, 8.25%, 3/31/10                        15,680
          50,000     Republic of Ecuador, 5.0%, 8/15/30                        20,575
         150,000     Republic of South Africa, 12.5%, 12/21/06                 17,382
                                                                             --------
                     TOTAL FOREIGN GOVERNMENT BONDS                          $108,325
                                                                             ========
                     (COST $115,572)

                     TOTAL INVESTMENT IN SECURITIES - 100%                   $619,640
                                                                             ========
                     (Cost $649,457) (a)(b)

            144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2001, the value of these securities amounted to $42,963 or 6.9% of total net assets.

   The accompanying notes are an integral part of these financial statements.

                 (a) At October 31, 2001, the net unrealized loss on investments based on cost for federal income tax purposes of $649,457
                     was a follows:
                     Aggregate gross unrealized gain for all investments in which
                     there is an excess of value over tax cost                           $  3,279
                                                                                         --------
                     Aggregate gross unrealized loss for all investments in which
                     there is an excess of tax cost over value                           $-33,096
                                                                                         --------

                     Net unrealized loss                                                 $-29,817
                                                                                         ========

                 (b) At October 31, 2001, the Fund had a capital loss
                     carryforward of $6,493, which will expire in 2009 if not utilized.

                     Purchases and sales of securities (excluding temporary cash investments) for the period ended 10/31/01 aggregated $712,304 and $57,575, respectively.


   The accompanying notes are an integral part of these financial statements.

PIONEER GLOBAL HIGH YIELD FUND
BALANCE SHEET
10/31/01


ASSETS:
     Investment in securities, at value (cost $649,457)                 $ 619,640
     Cash                                                                  61,361
     Foreign currency, at value                                            47,668
     Receivables -
        Forward foreign currency settlement hedge
        contracts - net                                                       160
        Dividends, interest and foreign taxes withheld                     17,822
        Due from Pioneer Investment Management, Inc.                       38,308
        Other                                                               4,051
                                                                        ---------
          Total assets                                                  $ 789,010
                                                                        ---------
LIABILITIES:
     Payables -
        Investment securities purchased                                 $  32,101
     Dividends                                                              5,955
     Due to affiliates                                                      6,018
     Accrued expenses                                                      31,452
                                                                        ---------
          Total liabilities                                             $  75,526
                                                                        ---------
NET ASSETS:
     Paid-in capital                                                    $ 749,671
     Accumulated net investment loss                                          (35)
     Accumulated net realized loss on investments
        and foreign currency transactions                                  (6,493)
     Net unrealized loss on investments                                   (29,817)
     Net unrealized gain on foreign currency contracts and other
        assets and liabilities denominated in foreign currencies              158
                                                                        ---------
          Total net assets                                              $ 713,484
                                                                        ---------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
Class A     (based on $713,484/75,000 shares)                           $    9.51
                                                                        ---------


   The accompanying notes are an integral part of these financial statements.

PIONEER GLOBAL HIGH YIELD FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM 8/27/01 (COMMENCEMENT OF OPERATIONS) TO 10/31/01


INVESTMENT INCOME:
     Interest                                                                          $ 10,426
                                                                                       --------

EXPENSES:
     Management fees                                                      $      922
     Transfer agent fees                                                         103
     Distribution fees                                                           329
     Administrative fees                                                       5,676
     Custodian fees                                                            3,570
     Registration fees                                                         2,376
     Professional fees                                                        25,492
     Printing                                                                    166
     Fees and expenses of nonaffiliated trustees                               1,584
                                                                          ----------
            Total expenses                                                             $ 40,218
            Less management fees waived and expenses assumed
            by Pioneer Investment Management, Inc.                                      (39,230)
                                                                                       --------
            Net expenses                                                               $    988
                                                                                       --------
               Net investment income                                                   $  9,438
                                                                                       --------
REALIZED AND UNREALIZED LOSS (GAIN) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
     Net realized loss from:
        Investments                                                       $   (6,493)
        Forward foreign currency contracts and other assets
            and liabilities denominated in foreign currencies                   (333)  $ (6,826)
                                                                          ----------   --------
     Change in net unrealized gain (loss) from:
        Investments                                                       $  (29,817)
        Forward foreign currency contracts and other assets
            and liabilities denominated in foreign currencies                    158   $(29,659)
                                                                          ----------   --------
        Net loss on investments and foreign currency
            transactions                                                               $(36,485)
                                                                                       --------
        Net decrease in net assets resulting from operations                           $(27,047)
                                                                                       --------


   The accompanying notes are an integral part of these financial statements.

PIONEER GLOBAL HIGH YIELD FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM 8/27/01 (COMMENCEMENT OF OPERATIONS) TO 10/31/01

                                                                     8/27/01
                                                                       TO
                                                                    10/31/01
FROM OPERATIONS:
Net investment income                                               $  9,438
Net realized loss on investments and foreign currency
transactions                                                          (6,826)
Change in net unrealized loss on investments
     and foreign currency transactions                               (29,659)
                                                                    --------
        Net decrease in net assets resulting from operations        $(27,047)
                                                                    --------
DISTRIBUTIONS TO SHAREOWNERS:
     Net investment income ($.12 per share)                         $ (9,469)
                                                                    --------
            Total distributions to shareowners                      $ (9,469)
                                                                    --------
FROM FUND SHARE TRANSACTIONS:
Net Proceeds from sale of shares                                    $      -
Reinvestment of distributions                                              -
Cost of shares repurchased                                                 -
                                                                    --------
        Net increase (decrease) in net assets resulting from
        fund share transactions                                     $      -
                                                                    --------
        Net decrease in net assets                                  $(36,516)
                                                                    --------

NET ASSETS:
Beginning of period (initial capitalization - 75,000 shares)         750,000
                                                                    --------
End of period (including accumulated net investment loss
     of $35)                                                        $713,484
                                                                    ========
CLASS A
                                                                 '01 SHARES     '01 AMOUNT
Shares sold                                                                 -               -
Reinvestment of distributions                                               -               -
Less shares repurchased                                                     -               -
                                                                -----------------------------
        Net increase (decrease)                                             -               -
                                                                -----------------------------


The accompanying notes are an integral part of these financial statements.

PIONEER GLOBAL HIGH YIELD FUND
FINANCIAL HIGHLIGHTS

                                                                   8/27/01
                                                                     TO
CLASS A                                                           10/31/01
Net asset value, beginning of period                             $ 10.00
                                                                 -------
Increase (decrease) from investment operations:
      Net investment income                                      $  0.12
      Net realized and unrealized loss on investments
          and foreign currency transactions                        (0.49)
                                                                 -------
      Net increase (decrease) from investment operations         $ (0.37)
Distributions to shareowners:
      Net investment income                                        (0.12)
      Net decrease in net asset value                            $ (0.49)
                                                                 -------
Net asset value, end of period                                   $  9.51
                                                                 -------
Total return*                                                      (3.65)%
Ratio of net expenses to average net assets +                       0.75%**
Ratio of net investment income to average net assets +              7.17%**
Portfolio turnover rate                                               89%**
Net assets, end of period (in thousands)                         $   713
Ratios assuming no waiver of management fees and
      assumption of expenses by PIM
      and no reduction for fees paid indirectly:
      Net expenses                                                 30.55%**
      Net investment loss                                         (22.63)%**
Ratiosassuming waiver of management fees and assumption
      of expenses by PIM and reduction for fees paid
      indirectly:
      Net expenses                                                  0.75%**
      Net investment income                                         7.17%**

    * Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges.
      Total return would be reduced if sales charges were taken into account. ** Annualized.
    + Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER GLOBAL HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS 10/31/01

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Pioneer Global High Yield Fund (the Fund), is a Delaware business trust, registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on May 5, 2001 and commenced operations on August 27, 2001. Prior to May 5, 2001 the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION
     Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and rating. Valuations may be supplemented by dealers and other sources, as required and may include yield equivalents or a pricing matrix. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of the Board of Trustees. Market discounts and premiums are accreted or amortized daily on a yield-to-maturity basis. Original issue discount is accreted daily into interest income on a yield-to-maturity basis with a corresponding increase in the cost basis of the security. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

     The Fund invests in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FOREIGN CURRENCY TRANSLATION
     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. FORWARD FOREIGN CURRENCY CONTRACTS
     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     As of October 31, 2001, the Fund had no outstanding portfolio hedges. The Fund's gross forward foreign currency settlement contracts receivable and payable were $13,497 and $13,337, respectively, resulting in a net receivable of $160 as of October 31, 2001.

D. FEDERAL INCOME TAXES
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At October 31, 2001, the Fund has reclassified $329 from paid in capital and $4 from accumulated net investment loss to accumulated net realized loss on investments and foreign currency transactions. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

E. FUND SHARES
     The Fund records sales and repurchases of its shares on trade date. PFD, the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned no underwriting commissions on the sale of fund shares during the period ended October 31, 2001.

2. MANAGEMENT AGREEMENT
Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.60% on the assets over $1 billion.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 0.75% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At October 31, 2001, $5,676 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $167 in transfer agent fees payable to PIMSS at October 31, 2001.

4. DISTRIBUTION PLANS
The Fund adopted a plan of distribution for Class A shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $175 in distribution fees payable to PFD at October 31, 2001.

PIONEER GLOBAL HIGH YIELD FUND
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO THE SHAREOWNERS AND THE BOARD OF TRUSTEES OF PIONEER GLOBAL HIGH YIELD FUND:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Global High Yield Fund as of October 31, 2001, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Global High Yield Fund as of October 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the period presented, in conformity with generally accepted accounting principles in the United States.



ARTHUR ANDERSEN LLP

Boston, Massachusetts
December 7, 2001